UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

FORM N-Q

MARCH 31, 2017

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 1.0%
Fox Factory Holding Corp.	87,415	$2,508,810	*

Distributors - 1.7%
Core-Mark Holding Co. Inc.	140,829	4,392,457

Hotels, Restaurants & Leisure - 1.9%
Buffalo Wild Wings Inc.	32,898	5,025,169	*

Internet & Direct Marketing Retail - 0.4%
Liberty TripAdvisor Holdings Inc., Class A Shares	83,370	1,175,517	*

Media - 1.7%
Lions Gate Entertainment Corp., Class A Shares	87,824	2,332,606
Lions Gate Entertainment Corp., Class B Shares	87,824	2,141,149	*

Total Media		4,473,755

Specialty Retail - 1.7%
Monro Muffler Brake Inc.	82,840	4,315,964

TOTAL CONSUMER DISCRETIONARY		21,891,672

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	43,273	4,857,394

ENERGY - 1.2%
Energy Equipment & Services - 1.2%
Newpark Resources Inc.	290,309	2,351,503	*
TETRA Technologies Inc.	165,793	674,778	*

TOTAL ENERGY		3,026,281

FINANCIALS - 7.8%
Banks - 4.2%
SVB Financial Group	24,580	4,574,092	*
Western Alliance Bancorp	129,317	6,348,172	*

Total Banks		10,922,264

Capital Markets - 2.6%
Financial Engines Inc.	103,571	4,510,517
WisdomTree Investments Inc.	247,319	2,245,656

Total Capital Markets		6,756,173

Insurance - 1.0%
American Equity Investment Life Holding Co.	111,219	2,628,105

TOTAL FINANCIALS		20,306,542

HEALTH CARE - 21.6%
Biotechnology - 1.2%
Acorda Therapeutics Inc.	73,100	1,535,100	*
MiMedx Group Inc.	173,038	1,649,052	*

Total Biotechnology		3,184,152

Health Care Equipment & Supplies - 5.8%
Endologix Inc.	255,987	1,853,346	*
Insulet Corp.	120,182	5,178,642	*
Integra LifeSciences Holdings Corp.	108,555	4,573,422	*
Novadaq Technologies Inc.	197,600	1,539,304	*
Penumbra Inc.	21,961	1,832,646	*

Total Health Care Equipment & Supplies		14,977,360

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.6%
Diplomat Pharmacy Inc.	95,174	$1,518,025	*
Mednax Inc.	41,717	2,894,325	*
Surgery Partners Inc.	117,759	2,296,301	*

Total Health Care Providers & Services		6,708,651

Health Care Technology - 5.6%
athenahealth Inc.	46,556	5,246,396	*
Medidata Solutions Inc.	122,813	7,085,082	*
Vocera Communications Inc.	90,564	2,248,704	*

Total Health Care Technology		14,580,182

Life Sciences Tools & Services - 4.9%
Cambrex Corp.	61,009	3,358,545	*
ICON PLC	70,312	5,605,273	*
INC Research Holdings Inc., Class A Shares	83,056	3,808,118	*

Total Life Sciences Tools & Services		12,771,936

Pharmaceuticals - 1.5%
Pacira Pharmaceuticals Inc.	85,671	3,906,597	*

TOTAL HEALTH CARE		56,128,878

INDUSTRIALS - 17.3%
Aerospace & Defense - 2.7%
Astronics Corp.	28,664	909,509	*
Astronics Corp., Class B Shares	4,299	136,708	*
Orbital ATK Inc.	59,883	5,868,534

Total Aerospace & Defense		6,914,751

Air Freight & Logistics - 1.5%
XPO Logistics Inc.	81,886	3,921,520	*

Building Products - 3.6%
Masonite International Corp.	44,324	3,512,677	*
Trex Co. Inc.	85,621	5,941,241	*

Total Building Products		9,453,918

Commercial Services & Supplies - 3.5%
Copart Inc.	88,048	5,452,813	*
US Ecology Inc.	75,566	3,540,267

Total Commercial Services & Supplies		8,993,080

Machinery - 3.7%
IDEX Corp.	51,990	4,861,585
Tennant Co.	64,541	4,688,904

Total Machinery		9,550,489

Professional Services - 0.5%
Advisory Board Co.	29,000	1,357,200	*

Trading Companies & Distributors - 1.8%
H&E Equipment Services Inc.	147,927	3,627,170
MRC Global Inc.	62,120	1,138,660	*

Total Trading Companies & Distributors		4,765,830

TOTAL INDUSTRIALS		44,956,788

INFORMATION TECHNOLOGY - 35.9%
Electronic Equipment, Instruments & Components - 2.6%
MTS Systems Corp.	65,788	3,621,630
OSI Systems Inc.	44,377	3,239,077	*

Total Electronic Equipment, Instruments & Components		6,860,707

Internet Software & Services - 12.3%
comScore Inc.	89,266	1,927,253	*
Cornerstone OnDemand Inc.	122,689	4,771,375	*
Envestnet Inc.	62,086	2,005,378	*
GrubHub Inc.	122,153	4,017,612	*
LivePerson Inc.	39,535	270,815	*
MercadoLibre Inc.	29,352	6,207,068

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Internet Software & Services - (continued)
MINDBODY Inc., Class A Shares	123,058	$3,377,942	*
Mulesoft Inc., Class A Shares	8,400	204,372	*
New Relic Inc.	48,230	1,787,886	*
Wix.com Ltd.	42,219	2,866,670	*
XO Group Inc.	68,590	1,180,434	*
Zillow Group Inc., Class C Shares	99,139	3,338,010	*

Total Internet Software & Services		31,954,815

IT Services - 3.6%
Cardtronics PLC, Class A Shares	62,318	2,913,366	*
MAXIMUS Inc.	103,125	6,414,375

Total IT Services		9,327,741

Semiconductors & Semiconductor Equipment - 4.2%
Integrated Device Technology Inc.	188,095	4,452,209	*
Monolithic Power Systems Inc.	68,584	6,316,586

Total Semiconductors & Semiconductor Equipment		10,768,795

Software - 13.2%
Aspen Technology Inc.	103,752	6,113,068	*
Barracuda Networks Inc.	170,043	3,929,694	*
BroadSoft Inc.	107,017	4,302,083	*
Fortinet Inc.	182,071	6,982,423	*
HubSpot Inc.	38,612	2,337,957	*
Imperva Inc.	67,482	2,770,136	*
Qualys Inc.	89,895	3,407,020	*
Varonis Systems Inc.	45,860	1,458,348	*
Verint Systems Inc.	69,658	3,021,416	*

Total Software		34,322,145

TOTAL INFORMATION TECHNOLOGY		93,234,203

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.	41,865	3,450,513

TOTAL COMMON STOCKS (Cost - $157,641,334)		247,852,271

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Turn Inc., Series E Shares	73,522	576,255	*(a)(b)(c)

INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
DocuSign Inc.	44,047	775,227	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $1,454,168)		1,351,482

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONVERTIBLE BONDS & NOTES - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn Inc., Subordinated Convertible Promissory Note (Cost - $22,865)	1.480%	3/2/23	$22,866	$45,567	(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $159,118,367)				249,249,320

			SHARES
SHORT-TERM INVESTMENTS - 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $9,412,797)	0.555%		9,412,797	9,412,797

TOTAL INVESTMENTS - 99.5% (Cost - $168,531,164#)				258,662,117
Other Assets in Excess of Liabilities - 0.5%				1,337,922

TOTAL NET ASSETS - 100.0%				$260,000,039

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Restricted security (See Note 3).

(c)	Security is valued using significant unobservable inputs.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$247,852,271	—	—	$247,852,271
Preferred Stocks:
Consumer Discretionary	—	—	$576,255	576,255
Information Technology	—	—	775,227	775,227
Convertible Bonds & Notes	—	—	45,567	45,567

Total Long-Term Investments	$247,852,271	—	$1,397,049	$249,249,320

Short-Term Investments†	9,412,797	—	—	9,412,797

Total Investments	$257,265,068	—	$1,397,049	$258,662,117

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$97,312,727
Gross unrealized depreciation	(7,181,774)

Net unrealized appreciation	$90,130,953

3. Restricted securities

The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Fair Value at March 31, 2017	Value per Share/Face Amount	Percent of Net Assets
Turn Inc., Series E Shares	73,522	13-Dec	$613,174	$576,255	$7.84	0.22%
DocuSign Inc.	44,047	15-Apr	840,994	775,227	17.60	0.30
Turn Inc., Subordinated Convertible Promissory Note	22,866	16-Mar	22,865	45,567	199.28	0.02

			$1,477,033	$1,397,049		0.54%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: May 24, 2017